Share capital and additional paidin capital (Details Narrative)	12 Months Ended
	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2010 shares
Statement [Line Items]
Common Stock, Shares Issued | shares			20,000
Common Stock, Par Value | $ / shares	$ 0.00005
March 1, 2018 [Member] | Ordinary Shares [Member]
Statement [Line Items]
Common Stock, Shares Issued | shares	2,000,000,000	2,000,000,000
Common Stock, Par Value | $ / shares	$ 0.00005
Dividend | ¥		¥ 100,000
Ordinary Shares Two [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common Stock, Shares Issued | shares	1,000,000,000	1,000,000,000
Common Stock, Par Value | $ / shares	$ 0.00005
Common Stock, Increased Value | ¥	$ 50,000	¥ 50,000
Ordinary Shares One [Member] | March 1, 2018 [Member]
Statement [Line Items]
Common Stock, Shares Issued | shares	1,000,000,000	1,000,000,000
Common Stock, Par Value | $ / shares	$ 0.00005